Financial Instruments and Fair Value Measurements	6 Months Ended
Jun. 30, 2018
Financial Instruments and Fair Value Measurements [Abstract]
Financial Instruments and Fair Value Measurements

10.  Financial Instruments and Fair Value Measurements:

The carrying amounts of cash and cash equivalents, restricted cash, trade accounts receivable, accounts payable, other current liabilities and due to/due from related parties reported in the consolidated balance sheets approximate their respective fair values because of the short-term nature of these accounts. The fair value of credit facilities is estimated based on current rates offered to the Company for similar debt of the same remaining maturities. Additionally, the Company considers its creditworthiness in determining the fair value of the credit facilities. The carrying value approximates the fair market value for floating rate loans. The $450 million Senior Secured Term Loan Facility has a fixed rate and the estimated fair value was determined through Level 2 inputs of the fair value hierarchy (quoted price in the over-the counter market). The fair value of the $450 million Senior Secured Term Loan Facility at December 31, 2017 and June 30, 2018 was $456,000 and $366,846, respectively. The $462 million Senior Secured Credit Facility, had a floating rate on LIBOR and its' carrying value was approximately the same as its' fair market value as at December 31, 2017.

The guidance for fair value measurement applies to all assets and liabilities that are being measured and reported on a fair value basis. This guidance enables the reader of the financial statements to assess the inputs used to develop those measurements by establishing a hierarchy for ranking the quality and reliability of the information used to determine fair values. The statement requires that assets and liabilities carried at fair value be classified and disclosed in one of the following three categories.

Fair value measurements are classified based upon inputs used to develop the measurement under the following hierarchy:

Level 1--Quoted market prices in active markets for identical assets or liabilities.

Level 2--Observable market-based inputs or unobservable inputs that are corroborated by market data.

Level 3--Unobservable inputs that are not corroborated by market data.